SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	Mar. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Intellectual Property [Member]
Gross Carrying Value	$ 1,000	$ 1,000	$ 1,000
Accumulated Amortization	850	800	600
Patents [Member]
Gross Carrying Value	14,320	14,320	14,320
Accumulated Amortization	$ 14,320	$ 14,320	$ 14,320